PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

655 Broad Street

Newark, New Jersey 07102

March 2, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	497 Filing for Prudential Short Duration High Yield Income Fund (the “Fund”)

    Registration Numbers 002-63394 and 811-02896

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated February 27, 2017 (SEC accession number 0000067590-17-000157), to the currently effective Prospectus for the Prudential Short Duration High Yield Income Fund. The purpose of the filing is to submit the 497 filing dated February 27, 2017 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman
Diana Huffman
Vice President and Corporate Counsel